Derivative Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 01, 2014 Person	Mar. 02, 2013 Person	Mar. 03, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Percentage of cash and cash equivalents denominated in foreign currencies	35.00%	19.00%
Percentage of accounts receivable denominated in foreign currencies	26.00%	29.00%
Percentage of accrued liabilities denominated in foreign currencies	12.00%	5.00%
Credit exposure to that counterparty	$ 0
Percentage of maximum credit exposure to single counterparty to the total fair value of derivative instruments with net unrealized gains	100.00%	29.00%	30.00%
Unsettled foreign exchange derivative instruments	0	35,000,000
Derivative credit risk exposure of notional value	11,000,000	1,800,000,000
Received collateral from counterparties	15,000,000
Number of issuers represented for more than threshold limit of cash, cash equivalents and investments	0	0
Percentage of cash, cash equivalents and investments threshold used to determine major issuer	33.00%	22.00%
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain losses on forward contracts before tax	(10,000,000)	29,000,000
Minimum | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	March 2014
Maximum | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	May 2014
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Portion of Cash Flow hedges deemed to be ineffective	4,000,000	8,000,000
Net unrealized gain losses on forward contracts before tax	(8,000,000)
Net unrealized gain (loss) on forward contracts before tax		(8,000,000)
Net unrealized losses on forward contracts reclassified to income	$ 8,000,000
Cash Flow Hedging | Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	March 2014
Cash Flow Hedging | Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	December 2014